SHARE-BASED PAYMENTS - Outstanding and exercisable options held (Details)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
0.5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 0.50	$ 0.50
Number of options	2,239,617	2,778,806
Remaining Contractual Life (years)	7 years	8 years
Weighted Average Exercise Price, outstanding	$ 0.50	$ 0.50
Vested Options exercisable	1,024,464	637,736
Weighted Average Exercise Price exercisable	$ 0.50	$ 0.50
1.65 - 2.35
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	832,569
Remaining Contractual Life (years)	8 years
Weighted Average Exercise Price, outstanding	$ 2.00
Vested Options exercisable	361,697
Weighted Average Exercise Price exercisable	$ 2.00
1.65 - 2.35 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	1.65
1.65 - 2.35 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 2.35
2.55 - 3.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	50,000
Remaining Contractual Life (years)	6 years
Weighted Average Exercise Price, outstanding	$ 2.87
Vested Options exercisable	8,332
Weighted Average Exercise Price exercisable	$ 2.68
2.55 - 3.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	2.55
2.55 - 3.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 3.83
3.83 - 5.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	1,266,747
Remaining Contractual Life (years)	8 years
Weighted Average Exercise Price, outstanding	$ 5.15
Vested Options exercisable	243,838
Weighted Average Exercise Price exercisable	$ 4.92
3.83 - 5.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	3.83
3.83 - 5.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 5.75
5.75 - 8.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	1,667,607
Remaining Contractual Life (years)	8 years
Weighted Average Exercise Price, outstanding	$ 7.01
Vested Options exercisable	141,679
Weighted Average Exercise Price exercisable	$ 8.03
5.75 - 8.25 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	5.75
5.75 - 8.25 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 8.25
0.5 - 8.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	6,056,540
Remaining Contractual Life (years)	8 years
Weighted Average Exercise Price, outstanding	$ 3.49
Vested Options exercisable	1,780,010
Weighted Average Exercise Price exercisable	$ 2.02
0.5 - 8.25 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	0.5
0.5 - 8.25 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price	$ 8.25
2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		$ 2.00
Number of options		918,673
Remaining Contractual Life (years)		8 years
Weighted Average Exercise Price, outstanding		$ 2.00
Vested Options exercisable		143,339
Weighted Average Exercise Price exercisable		$ 2.00
2.01 - 3.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options		65,000
Remaining Contractual Life (years)		9 years
Weighted Average Exercise Price, outstanding		$ 2.68
2.01 - 3.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		2.01
2.01 - 3.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		$ 3.83
3.84 - 5.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options		942,497
Remaining Contractual Life (years)		9 years
Weighted Average Exercise Price, outstanding		$ 5.03
Vested Options exercisable		4,166
Weighted Average Exercise Price exercisable		$ 5.01
3.84 - 5.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		3.84
3.84 - 5.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		$ 5.75
5.76 - 8.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options		445,822
Remaining Contractual Life (years)		9 years
Weighted Average Exercise Price, outstanding		$ 8.19
5.76 - 8.25 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		5.76
5.76 - 8.25 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		$ 8.25
0.50 - 8.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options		5,150,798
Remaining Contractual Life (years)		9 years
Weighted Average Exercise Price, outstanding		$ 2.29
Vested Options exercisable		785,241
Weighted Average Exercise Price exercisable		$ 0.80
0.50 - 8.25 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		0.50
0.50 - 8.25 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price		$ 8.25